Derivative and Hedging (Schedule of Derivative Assets and Liabilities) (Details) $ in Millions	Sep. 30, 2024 USD ($)
Designated as Hedging Instrument [Member] | Cross-Currency Swaps [Member] | Operating Lease And Other Obligations [Member]
Derivative [Line Items]
Fair Value of Derivative Liabilities	$ 1